iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  32 .4%
Cboe Global Markets, Inc. .................... 133,114 $ 32,302,774
CME Group, Inc. , Class A .................... 229,785 50,743,422
Coinbase Global, Inc. , Class A
(a)
................ 281,328 41,127,340
Donnelley Financial Solutions, Inc.
(a)
............. 31,536 1,322,935
FactSet Research Systems, Inc.
(b)
.............. 45,988 10,580,919
Intercontinental Exchange, Inc. ................ 431,932 53,175,149
MarketAxess Holdings, Inc. ................... 46,052 5,226,442
Miami International Holdings, Inc.
(a)
.............. 40,734 1,513,675
Moody's Corp. ............................ 134,498 60,916,834
Morningstar, Inc. .......................... 27,845 4,344,377
MSCI, Inc. , Class A ........................ 92,078 51,567,363
Nasdaq, Inc. ............................. 565,089 44,540,315
S&P Global, Inc. .......................... 142,167 57,898,932
Tradeweb Markets, Inc. , Class A ................ 146,481 14,598,297
429,858,774
a
Investment Banking & Brokerage  —  67 .1%
BGC Group, Inc. , Class A .................... 466,579 4,987,730
Charles Schwab Corp. (The) .................. 1,235,819 114,029,019
Evercore, Inc. , Class A ...................... 49,179 16,791,678
Goldman Sachs Group, Inc. (The) .............. 269,332 272,394,305
Houlihan Lokey, Inc. , Class A .................. 68,447 9,180,796
Interactive Brokers Group, Inc. , Class A ........... 563,453 49,042,949
Jefferies Financial Group, Inc. ................. 206,457 10,318,721
Lazard, Inc. , Class A ........................ 144,726 6,069,809
LPL Financial Holdings, Inc. ................... 101,072 28,469,961
Moelis & Co. , Class A ....................... 95,865 6,271,488
Morgan Stanley ........................... 1,094,410 228,775,466
Oppenheimer Holdings, Inc. , Class A , NVS ........ 7,769 819,940
Security Shares Value
a
Investment Banking & Brokerage (continued)
Perella Weinberg Partners , Class A .............. 89,640 $ 1,430,654
Piper Sandler Companies .................... 85,307 6,171,108
PJT Partners, Inc. , Class A ................... 32,600 4,920,644
Raymond James Financial, Inc. ................ 219,376 33,351,733
Robinhood Markets, Inc. , Class A
(a)
.............. 647,724 64,953,763
Stifel Financial Corp. ....................... 193,653 13,511,170
StoneX Group, Inc.
(a)
....................... 89,038 10,551,003
Virtu Financial, Inc. , Class A ................... 103,456 6,162,874
888,204,811
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,286,427,344 ) ............................... 1,318,063,585
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 10,925,824 10,929,102
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 1,719,225 1,719,225
a
Total Short-Term Securities — 1.0%
(Cost: $ 12,649,298 ) ................................. 12,648,327
Total Investments — 100.5%
(Cost: $ 1,299,076,642 ) ............................... 1,330,711,912
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (6,281,749)
Net Assets — 100.0% ................................. $ 1,324,430,163
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,615,412  $ —  $ (1,691,283)
(a)
$ 5,944  $ (971) $ 10,929,102  10,925,824  $ 7,136
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,934,650  —  (215,425)
(a)
—  —  1,719,225  1,719,225  13,189  —
$ —  $ 5,944  $ (971)
$ 12,648,327
$ 20,325  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 30 09/18/26 $ 4,998 $ 7,601
E-Mini Russell 2000 Index ................................................................ 11 09/18/26 1,675 6,177
$ 13,778
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,318,063,585  $ —  $ —  $ 1,318,063,585
Short-Term Securities
Money Market Funds ...................................... 12,648,327  —  —  12,648,327
$ 1,330,711,912  $ —  $ —  $ 1,330,711,912
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,778  $ —  $ —  $ 13,778
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares